Equity Method Investments (Narrative) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended				12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 17, 2009	Dec. 31, 2011 Janssen AI [Member]	Dec. 31, 2010 Janssen AI [Member]	Dec. 31, 2009 Janssen AI [Member]	Sep. 17, 2009 Janssen AI [Member]	Dec. 31, 2011 Johnson And Johnson [Member]	Sep. 30, 2009 Johnson And Johnson [Member]	Dec. 31, 2011 Alkermes Plc [Member]	Sep. 16, 2011 Alkermes Inc. [Member]	Dec. 31, 2011 Proteostasis [Member]	Dec. 31, 2011 Initial Carrying Value Of Equity Method Investment [Member] Alkermes Plc [Member]	Dec. 31, 2011 Initial Carrying Value Of Equity Method Investment [Member] Proteostasis [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment in subsidiary				49.90%	49.90%						25.00%		24.00%
Additional fund committed	$ 400.0								$ 400.0	$ 400.0
Carrying amount of equity method investment, less carrying value and transaction costs	675.8	209.0	235.0		130.6	209.0	235.0				527.9	528.6	17.3	528.6	20.0
Unamortized expense	300				185	120
Net loss on equity method investment	81.8	26.0			78.4	26.0					0.7		2.7
Book value of investment					117.3	117.3
Ordinary shares received from divesture of businesses	31.9
Difference between claims on book value
Equity method investment difference between carrying amount and underlying equity amortization	50.9	26.0			50.9	26.0
Funding commitment received with respect to collaboration	400.0				500.0			500.0		500.0
Unspent Funding Commitment					57.6	272.0
Amounts to correct immaterial error from prior periods					27.5
Equity method investment closing share price												$ 16.57
Purchase of equity method investment	20.0
Additional investments to be done through collaboration funding over five years	30
Amount over book value of net assets											$ 300